Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 184		$ 278
Operating expenses:
Research and development	3,799	$ 4,202	10,458	$ 16,836	$ 20,385	$ 30,067	$ 42,846
General and administrative	1,883	2,475	6,836	10,021	12,435	17,078	15,094
Total operating expenses	5,682	6,677	17,294	26,857	32,820	47,145	57,940
Loss from operations	(5,498)	(6,677)	(17,016)	(26,857)	(32,820)	(47,145)	(57,940)
Other income (expense), net
Other income (expense), net					(1,695)	(1,062)	65
Loss on extinguishment of debt							(29)
Total other income (expense), net	(147)	(437)	(614)	(1,336)	(1,695)	(1,062)	36
Loss before income taxes					(34,515)	(48,207)	(57,904)
Income tax benefit							49
Net loss	$ (5,645)	$ (7,114)	$ (17,630)	$ (28,193)	$ (34,515)	$ (48,207)	$ (57,855)
Net loss per share attributable to common stock holders, basic and diluted	$ (1.47)	$ (3.33)	$ (5.55)	$ (13.22)	$ (16.11)	$ (26.13)	$ (34.16)
Weighted average common stock shares outstanding, basic and diluted	3,846,249	2,134,909	3,175,177	2,133,055	2,141,961	1,845,033	1,693,691
Collaboration Revenue [Member]
Revenues:
Total revenues	$ 184		$ 278